Earnings and Loss per Share - Summary of Earnings and Loss per Share (Detail) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Net profit/(loss)	€ (18,022)	€ (24,610)	€ (21,076)	€ (44,357)
Basic	€ (0.17)	€ (0.32)	€ (0.21)	€ (0.58)
Diluted	€ (0.17)	€ (0.32)	€ (0.21)	€ (0.58)
Weighted average shares outstanding:
Basic	103,071,657	77,311,053	100,917,905	76,994,713
Diluted	103,071,657	77,311,053	100,917,905	76,994,713